Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Noncontrolling Interests [Abstract]
NONCONTROLLING INTERESTS
11. NONCONTROLLING INTERESTS
Redeemable noncontrolling interests in operating partnerships
Interests in operating partnerships held by limited partners are represented by operating partnership units (“OP Units”). The income is allocated to holders of OP Units based upon net income attributable to common stockholders and the weighted average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to non-controlling interests in accordance with the terms of the individual partnership agreements.
Limited partners have the right to require the Operating Partnership to redeem all or a portion of the OP Units held by the limited partner at a redemption price equal to and in the form of the Cash Amount [as defined in the limited partnership agreement of the Operating Partnership (the “Partnership Agreement”)], provided that such OP Units have been outstanding for at least one year. UDR, as the general partner of the Operating Partnership may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (generally one share of common stock of the Company for each OP Unit), as defined in the Partnership Agreement. Accordingly, the Company records the OP Units outside of permanent equity and reports the OP Units at their redemption value using the Company’s stock price at each balance sheet date.
The following table sets forth redeemable noncontrolling interests in the Operating Partnership for the following periods (dollars in thousands):

	Years Ended December 31,
	2010	2009
Beginning redeemable noncontrolling interests in the OP	$98,758	$108,092
Mark to market adjustment to redeemable noncontrolling interests in the OP	48,236	15,519
Conversion of OP Units to Common Stock	(18,429)	(21,117)
Forfeitures of Out-Performance Partnership Shares	—	(1,458)
Repurchase of OP units from redeemable noncontrolling interests	(327)	—
Net loss attributable to redeemable noncontrolling interests in the OP	(3,835)	(4,282)
Distributions to redeemable noncontrolling interests in the OP	(5,228)	(6,081)
Issuance of OP Units through Special Dividend	—	7,297
Allocation of other comprehensive (loss)/income	(118)	788

Ending redeemable noncontrolling interests in the OP	$119,057	$98,758

The following sets forth net loss attributable to common stockholders and transfers from redeemable noncontrolling interests in the Operating Partnership for the following periods (dollars in thousands):

	Years Ended December 31,
	2010	2009	2008
Net (loss)/income attributable to common stockholders	$(112,362)	$(95,858)	$688,708
Conversion of OP units to UDR Common Stock	18,429	21,117	12,175

Change in equity from net (loss)/income attributable to common stockholders and conversion of OP units to UDR Common Stock	$(93,933)	$(74,741)	$700,883

Non-controlling interests
Non-controlling interests represent interests of unrelated partners in certain consolidated affiliates, and is presented as part of equity in the Consolidated Balance Sheets since these interests are not redeemable into any other ownership interests of the Company. During the years ended December 31, 2010, 2009, and 2008, net income attributable to non-controlling interests was $146,000; $191,000 and $202,000, respectively.